Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ (141,992)	$ (134,789)	$ (134,888)
General and administrative	(31,899)	(31,865)	(34,972)
Loss on disposal of leasehold improvements	(515)	(676)	0
Total operating expenses, net	(168,046)	(165,000)	(168,145)
Other income (expense):
Interest income	1,708	262	536
Interest Expense	(8,905)	(1,105)	0
Other income (expense)	2,038	(145)	1,352
Total other (expense) income, net	(5,159)	(988)	1,888
Net loss before income tax	(173,205)	(165,988)	(166,257)
Income tax benefit	24,366	23,892	24,163
Net loss attributable to ordinary shareholders	(148,839)	(142,096)	(142,094)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(30,328)	(2,709)	2,830
Total comprehensive loss	$ (179,167)	$ (144,805)	$ (139,264)
Basic net loss per ordinary share (in usd per share)	$ (1.57)	$ (1.97)	$ (2.76)
Diluted net loss per ordinary share (in usd per share)	$ (1.57)	$ (1.97)	$ (2.76)
Weighted-average basic ordinary shares (in shares)	94,993,400	72,084,078	51,558,075
Weighted-average diluted ordinary shares (in shares)	94,993,400	72,084,078	51,558,075
Grant
Total License revenue	$ 166	$ 823	$ 1,473
License
Total License revenue	$ 6,194	$ 1,507	$ 242